Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as at December 31, 2020 and 2019 and changes in the carrying amount of goodwill during the years ended December 31, 2020 and 2019 are as follows:

	Automotive and Discrete Group (ADG)	Microcontrollers and Digital ICs Group (MDG)	Analog, MEMS & Sensors Group (AMS)	Total
December 31, 2018	—	119	2	121
Business combination	43	—	—	43
Foreign currency translation	—	(2)	—	(2)
December 31, 2019	43	117	2	162
Business combination	38	111	—	149
Foreign currency translation	10	9	—	19
December 31, 2020	91	237	2	330